NONCONTROLLING INTERESTS - NONCONTROLLING INFORMATION (Details) $ / shares in Units, $ / shares in Units, $ in Millions						3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 17, 2018 $ / shares	Jan. 22, 2018 shares	Jun. 28, 2017 USD ($)	Apr. 28, 2017 CAD ($)	Apr. 27, 2017 USD ($) $ / shares shares	Sep. 30, 2018 CAD ($)	Sep. 30, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Aug. 01, 2018	Apr. 28, 2017 $ / shares	Feb. 15, 2017
NONCONTROLLING INTERESTS
Noncontrolling interest, decrease from purchase of interests								$ 4,469,000,000	$ 0	$ 0
Noncontrolling interests								3,965,000,000	7,597,000,000
Enbridge Gas Distribution Inc.
NONCONTROLLING INTERESTS
Noncontrolling interests								$ 0	100,000,000
Spectra Energy Partners, LP
NONCONTROLLING INTERESTS
Security shareholders entitlement share ratio								1.111
Stock issued during period, shares, conversion of units (in shares) | shares		172,500,000
Enbridge Energy Partners, L.P.
NONCONTROLLING INTERESTS
Security shareholders entitlement share ratio								0.335
Noncontrolling interests								$ 0	138,000,000
Common units, quarterly distribution per unit | $ / shares					$ 0.583							$ 0.35
Enbridge Energy Management, L.L.C. (EEM)
NONCONTROLLING INTERESTS
Security shareholders entitlement share ratio								0.335
Noncontrolling interests								$ 0	34,000,000
Enbridge Income Fund Holdings Inc
NONCONTROLLING INTERESTS
Security shareholders entitlement share ratio	0.735
Shareholder entitlement cash payment per share | $ / shares	$ 0.45
Strategic Review Actions | Enbridge Energy Partners, L.P.
NONCONTROLLING INTERESTS
Increase to additional paid in capital				$ 421,000,000
Increase (decrease) to deferred income taxes				253,000,000
Increase (decrease) in noncontrolling interest				$ 458,000,000
Enbridge Inc. | Enbridge Energy Partners, L.P.
NONCONTROLLING INTERESTS
Repayments of related party debt					$ 1,500
Enbridge Energy Partners and Enbridge Energy Management
NONCONTROLLING INTERESTS
Increase to additional paid in capital								3,700,000,000
Increase (decrease) to deferred income taxes								(707,000,000)
Increase (decrease) in noncontrolling interest								185,000,000
Spectra Energy Partners, LP
NONCONTROLLING INTERESTS
Noncontrolling interest, decrease from purchase of interests								3,000,000,000
Increase to additional paid in capital								642,000,000
Increase (decrease) to deferred income taxes								(167,000,000)
Midcoast Energy Partners, L.P.
NONCONTROLLING INTERESTS
Total ownership interest (as a percent)			100.00%
Midcoast Energy Partners, L.P. | Midcoast Public Unitholders
NONCONTROLLING INTERESTS
Purchase price					170
Midcoast Energy Partners, L.P. | Enbridge Energy Partners, L.P.
NONCONTROLLING INTERESTS
Payments to acquire businesses, gross			$ 1,300
Liabilities assumed			$ 953
Enbridge Income Fund
NONCONTROLLING INTERESTS
Noncontrolling interest, decrease from purchase of interests								4,500,000,000
Increase to additional paid in capital								25,000,000
Increase (decrease) to deferred income taxes								0
Preferred Units Series1 | Enbridge Inc. | Enbridge Energy Partners, L.P.
NONCONTROLLING INTERESTS
Partners' capital account, redemptions					$ 1,200
Common Units Class A | Enbridge Inc. | Enbridge Energy Partners, L.P.
NONCONTROLLING INTERESTS
Partners' capital account, units, sold in private placement | shares					64,300,000
Common Units Class D | Enbridge Inc. | Enbridge Energy Partners, L.P.
NONCONTROLLING INTERESTS
Common units rights waived, number of units | shares					66,100,000
Incentive Distribution Units | Enbridge Inc. | Enbridge Energy Partners, L.P.
NONCONTROLLING INTERESTS
Common units rights waived, number of units | shares					1,000
Common Units Class F | Enbridge Energy Partners, L.P.
NONCONTROLLING INTERESTS
Common units distribution percentage above first threshold					13.00%
Common units first distribution threshold | $ / shares					$ 0.295
Common units second distribution threshold | $ / shares					$ 0.35
Common units distribution percentage above second threshold					23.00%
Common Units Class F | Enbridge Inc. | Enbridge Energy Partners, L.P.
NONCONTROLLING INTERESTS
Partners' capital account, units, sold in private placement | shares					1,000
Bakken Pipeline System
NONCONTROLLING INTERESTS
Joint funding arrangement, ownership percentage					75.00%
Ownership interest (as a percent)					27.60%
Bakken Pipeline System | Enbridge Energy Partners, L.P.
NONCONTROLLING INTERESTS
Joint funding arrangement, ownership percentage					25.00%
Ownership interest (as a percent)													27.60%
Joint funding arrangement, period of option to purchase additional interest					5 years
Joint funding arrangement, additional interest under option					20.00%
Common shares
NONCONTROLLING INTERESTS
Common shares issued in acquisition, amount								12,727,000,000
Common shares | Enbridge Energy Partners, L.P.
NONCONTROLLING INTERESTS
Common shares issued in acquisition, amount								3,042,000,000	0	0
Common shares | Enbridge Energy Management, L.L.C. (EEM)
NONCONTROLLING INTERESTS
Common shares issued in acquisition, amount								1,267,000,000	0	0
Common shares | Spectra Energy Partners, LP
NONCONTROLLING INTERESTS
Common shares issued in acquisition, amount								3,888,000,000	0	0
Common shares | Enbridge Income Fund
NONCONTROLLING INTERESTS
Common shares issued in acquisition, amount								4,530,000,000	$ 0	$ 0
Noncontrolling Interest
NONCONTROLLING INTERESTS
Noncontrolling interest, decrease from purchase of interests								2,657,000,000
Sale of noncontrolling interest in subsidiaries						$ (1,183,000,000)		1,183,000,000
Noncontrolling interest, restructuring							$ 1,500,000,000	1,486,000,000
Additional paid-in capital
NONCONTROLLING INTERESTS
Sale of noncontrolling interest in subsidiaries						79,000,000		79,000,000
Dilution gain on Spectra Energy Partners, LP restructuring (Note 20)							1,100,000,000	$ 1,136,000,000
Deferred Income Tax Liability
NONCONTROLLING INTERESTS
Sale of noncontrolling interest in subsidiaries						$ 27,000,000
Canadian Renewable Assets | Discontinued Operations, Disposed of by Sale
NONCONTROLLING INTERESTS
Noncontrolling interest, ownership percentage by parent											49.00%
United States Renewable Assets | Discontinued Operations, Disposed of by Sale
NONCONTROLLING INTERESTS
Noncontrolling interest, ownership percentage by parent											49.00%
Spectra Energy Partners, LP
NONCONTROLLING INTERESTS
Noncontrolling interest, ownership percentage by parent									75.00%
Incentive Distribution Rights | Spectra Energy Partners, LP
NONCONTROLLING INTERESTS
Noncontrolling interest, ownership percentage by parent									100.00%
Enbridge Income Fund
NONCONTROLLING INTERESTS
Ownership interest percentage held by noncontrolling owners									56.50%	45.60%
Variable Interest Entity, Primary Beneficiary
NONCONTROLLING INTERESTS
Shares owned (in shares) | shares		403,000,000
Direct common interest (as a percent)		83.00%
Other Restructuring | Spectra Energy Partners, LP
NONCONTROLLING INTERESTS
Increase (decrease) to deferred income taxes							$ 333,000,000